Sales revenue from contracts with customers	12 Months Ended
Dec. 31, 2020
Sales revenue from contracts with customers
Sales revenue from contracts with customers

25.         Sales revenue from contracts with customers

	2020	2019	2018
National sales
Mid–distillates (1)	8,860,588	15,041,883	14,039,638
Gasoline and turbo fuels (1)	6,768,046	9,658,180	9,334,939
Services	2,859,559	4,115,626	3,531,404
Natural gas	2,845,155	2,256,123	1,885,846
Plastic and rubber	865,204	834,133	899,410
Fuel gas service	671,570	72,249	-
Asphalts	526,100	544,200	335,426
LPG and propane	375,775	372,916	574,639
Crude oil	230,520	356,857	550,479
Aromatics	155,740	228,552	282,545
Polyethylene	138,035	192,436	270,887
Fuel oil	37,001	97,907	509,482
Other income gas contracts (2)	32,190	102,845	156,031
Other products	322,232	431,201	651,874
	24,687,715	34,305,108	33,022,600
Foreign sales
Crude oil (3)	19,498,582	28,523,596	26,898,737
Diesel	3,164,068	4,391,798	3,050,839
Plastic and rubber	1,302,131	1,249,189	1,308,685
Fuel oil (4)	968,429	1,870,929	2,053,594
Gasoline and turbo fuels	179,257	1,085,392	1,782,194
LPG and propane	18,943	13,591	20,212
Natural gas	17,231	27,255	27,899
Cash flow hedge for future exports – Reclassification to profit or loss (Note 30.3)	(193,374)	(386,773)	128,404
Other products	580,411	408,427	310,708
	25,535,678	37,183,404	35,581,272
	50,223,393	71,488,512	68,603,872
(1)

Corresponds to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of December 31, 2020, the value recognized by price differential corresponds to COP$142,723 (2019 COP$1,785,277; 2018 COP$3,835,533). See Note 4.16 – Sales revenue recognition from contracts with customers.

(2)

Corresponds to the income on the participation in the profits of gas sales, according to the agreement signed between Ecopetrol and Hocol (considering the assets purchase agreement signed with Chevron to acquire the stake owned by the latter in the Guajira Association as of May 1, 2020), for the extension of the association contract for the exploitation of gas in La Guajira. Prior to this acquisition, the agreement was signed between Ecopetrol and Chevron since 2004.

(3)	Includes hedges with derivative instruments for COP$(587,591).
(4)	Includes hedges with derivative instruments for COP$(76,382).

Sales by geographic areas

	2020	%	2019	%	2018	%
Colombia	24,687,715	49.2%	34,305,108	48.0%	33,022,600	48.1%
United States	11,365,218	22.6%	17,371,173	24.3%	14,765,674	21.5%
Asia	9,497,498	18.9%	13,529,151	18.9%	12,271,225	17.9%
Central America and the Caribbean	2,581,644	5.1%	3,472,665	4.9%	4,449,033	6.6%
South America and others	1,296,370	2.6%	1,502,815	2.1%	2,968,038	4.3%
Europe	794,948	1.6%	1,307,600	1.8%	1,127,302	1.6%
	50,223,393	100%	71,488,512	100%	68,603,872	100%

Concentration of customers

During 2020, Organización Terpel S.A. represented 15.0% of sales revenue for the period (2019 – 16.0% and 2018 – 14.0%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Business Group’s financial situation being affected by a potential loss of the client. The commercial relationship with this customer is for the sale of refined products and transportation services.